Fixed Assets, At Cost, Less Accumulated Depreciation And Amortization	12 Months Ended
Dec. 31, 2012
Fixed Assets, At Cost, Less Accumulated Depreciation And Amortization [Abstract]
Fixed Assets, At Cost, Less Accumulated Depreciation And Amortization
Note 6 - Fixed Assets, at Cost, Less Accumulated Depreciation and Amortization

	December 31	December 31
	2011	2012

Land	$379	$379
Building	12,259	13,754
Communications equipment	54,281	57,667
Office furniture and equipment	5,560	6,472
Motor vehicles	802	822
Leasehold improvements	6,133	6,023
	79,414	85,117
Accumulated depreciation and amortization	33,919	42,446

Fixed assets , net	$45,495	$42,671

Depreciation and amortization expenses for the years ended December 31, 2010, 2011 and 2012 are $ 6,058, $8,072 and $8,549, respectively.